Equity-Accounted Joint Ventures - Bahrain LNG Joint Venture - Additional Information (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2015 ft³	Dec. 31, 2020 USD ($) terminal	Dec. 31, 2019 USD ($)	Nov. 14, 2019 USD ($)	Sep. 30, 2018
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		100.00%
Number of terminals | terminal		1
Bahrain Spirit
Schedule of Equity Method Investments [Line Items]
Term of charter contract (in years)		21 years			21 years
Building
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal		1
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%	30.00%
Subordinated debt | $		$ 73.4		$ 71.2
Interest rate (in percentage)		6.00%
Interest accrued on advances | $		$ 5.1	$ 0.5
Interest Income, Related Party | $		$ 4.6	$ 2.8
Bahrain LNG Joint Venture | Building
Schedule of Equity Method Investments [Line Items]
Length of charter contract (in years)	20 years
Number of terminals | terminal		1
Bahrain LNG Joint Venture | Building | Maximum
Schedule of Equity Method Investments [Line Items]
Capacity of production facility, per day (in cubic feet) | ft³	800,000,000
Bahrain LNG Joint Venture | Nogaholding
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%
Bahrain LNG Joint Venture | GIC
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	24.00%
Bahrain LNG Joint Venture | Samsung C&T
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	16.00%